GENERAL (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Finite-lived Intangible Assets Acquired	$ 38,145
Developed technology [Member]
Finite-lived Intangible Assets Acquired	34,039
Customer Relationships [Member]
Finite-lived Intangible Assets Acquired	3,333
Backlog [Member]
Finite-lived Intangible Assets Acquired	$ 773